Related Party Transactions	3 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions
14 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm Technology (China) Co. Limited (“Arm China”) in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.2% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the three months ended June 30, 2026 and 2025, the Company recognized revenue under the terms of the intellectual property license agreement (“IPLA”) with Arm China of $189.4 million and $201.0 million, respectively, and recognized expenses under a service share arrangement with Arm China of $17.2 million and $13.9 million, respectively. The Company terminated an agreement with Arm China during the three months ended June 30, 2026, for outsourced services and recognized $6.8 million of contract termination costs in disposal, restructuring and other operating expenses, net in the Condensed Consolidated Income Statements. The Company leases certain assets to Arm China. For the three months ended June 30, 2026 and 2025, the Company recognized rental income from the assets leased to Arm China of $0.3 million and $0.2 million, respectively.
As of June 30, 2026, the Company had an amount due of $283.5 million ($308.3 million receivable less $24.8 million payable) from Arm China. As of June 30, 2026, the Company had current contract liabilities of $29.0 million and non-current portion of contract liabilities of $23.3 million relating to Arm China. As of March 31, 2026, the Company had an amount due of $276.2 million ($296.5 million receivable less $20.3 million payable) from Arm China. As of March 31, 2026, the Company had current contract liabilities of $30.3 million and non-current portion of contract liabilities of $23.3 million relating to Arm China.
For the three months ended June 30, 2026 and 2025, the Company did not recognize any expected credit losses against earnings relating to Arm China. As of June 30, 2026 and March 31, 2026, the Company’s allowance for current expected credit losses related to Arm China was $28.3 million, which is reflected in accounts receivable, net on the Condensed Consolidated Balance Sheets.
See Note 5 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control by SoftBank Group
The Company is party to a consulting agreement with SoftBank Group pursuant to which the Company provides to SoftBank Group and its affiliates certain technical consultancy and advisory services relating to potential transactions, strategic partnerships, licensing agreements, commercial arrangements or other arrangements involving SoftBank Group or its affiliates (the “Consulting Agreement”). Pursuant to statements of work entered into under the Consulting Agreement, the Company may earn fees for services provided. For the three months ended June 30, 2026 and 2025, revenue from the Consulting Agreement was $192.9 million and $126.1 million, respectively, from an affiliate of SoftBank Group. As of June 30, 2026, the Company had current and non-current contract assets of $576.1 million and $1.1 million, respectively, from an affiliate of SoftBank Group. As of March 31, 2026, the Company had current contract assets of $645.8 million and no non-current contract assets from an affiliate of SoftBank Group.
In November 2025, SoftBank Group acquired all of the outstanding equity interests of Ampere, in which the Company previously had an equity investment and over which the Company had significant influence. The Company continues to have licensing and servicing arrangements with Ampere for which the Company may earn fees for services provided. For the three months ended June 30, 2026 and 2025, the Company recognized revenue of $5.4 million and $0.6 million, respectively, from Ampere. Effective March 2026, the Company entered into a development agreement with Ampere (the “Ampere Development Agreement”), enabling Ampere to provide development services to the Company under one or more statements of work. For the three months ended June 30, 2026, the Company recognized expenses under the Ampere Development Agreement of $5.0 million. As of June 30, 2026, the Company had prepaid expenses of $5.0 million, current contract assets of $0.5 million, accounts payable of $5.0 million, and current contract liabilities of $0.4 million related to contracts with Ampere. As of June 30, 2026, the Company did not have accounts receivable balances related to contracts with Ampere. As of March 31, 2026, the Company had accounts receivable of $0.5 million, current contract assets of $0.5 million, and current contract liabilities of $5.4 million related to contracts with Ampere.
There were no other material transactions with other entities related by virtue of common control by SoftBank Group.
Other Equity Investments
The Company has investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, for which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership).
For the three months ended June 30, 2026 and 2025, the Company recognized aggregate distributions, including liquidation proceeds, dividends and returns of capital from certain equity investments of $0.8 million and $1.8 million, respectively. See Note 5 - Equity Investments, for further details.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity in which the Company was a member with significant influence. The Company resigned as a member of Linaro and no longer has significant influence in Linaro effective December 1, 2025. Therefore, Linaro is no longer considered a related party. Linaro continues to be a service partner to the Company. For the three months ended June 30, 2025, prior to resignation, the Company incurred subscription and other costs of $2.3 million from Linaro.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that met the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of June 30, 2026 and March 31, 2026, the total unpaid purchase consideration remains in prepaid expenses and other current assets and other non-current assets on the Condensed Consolidated Balance Sheets; however, Linaro is no longer considered a related party.
Loans to Related Parties
As of March 31, 2025, the Company had a loan receivable of $16.6 million from Arduino, previously a related party. In October 2025, the Company received $16.9 million for the full repayment of the loan receivable from Arduino in connection with Arduino’s acquisition by a third party. Therefore, as of June 30, 2026 and March 31, 2026, the Company did not have a loan receivable with Arduino. During the fiscal year ended March 31, 2026, the Company recognized a reversal for the current expected credit loss reserve with respect to its loan receivable from Arduino by $16.8 million in selling, general, and administrative expenses in the Condensed Consolidated Income Statements. As of June 30, 2026 and March 31, 2026, the Company had a loan receivable of $3.2 million with Cerfe Labs, Inc., a related party. The loan receivable with Cerfe Labs was fully reserved for under current expected credit loss reserve for the periods presented.